Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,249,000.00
Previously Paid Amount	0.00
Total Fee Amount	282.66
Total Offset Amount	0.00
Net Fee	282.66
Narrative - Max Aggregate Offering Price	$ 3,249,000.00
Final Prospectus	true